Income Taxes (Income Taxes Paid) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Income Tax Disclosure [Abstract]
Income taxes paid	$ 98.5	$ 123.5	$ 126.4